Other receivables and prepayments	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Other receivables and prepayments
Note 4 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Receivables from convertible note holders	$359	$-
Other prepayments	97	51
Other receivables and prepayments	$456	$51

According to the convertible note agreements and related promissory notes, certain note holders are required to pay off the principal amount of $343 prior to the conversion of the respective convertible notes and no later than various dates in January and February 2016. Amounts of $247 and $96 were interest bearing at 8% and 12% per annum, respectively, and secured by the pledge of the $343 convertible notes issued by the Company to these note holders. As of December 31, 2015, unpaid interest thereon was $16.